Operating Segments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Segment by type of organization
(1) Segment by type of organization
The Group’s reporting segments consist of banking, credit card, capital, investment securities and other sectors, and the composition of such reporting segments was divided based on internal report data periodically reviewed by the management including CODM to evaluate the performance of the segment and make decisions on the resources to be distributed.

Operational scope
Banking	Loans/deposits and relevant services for customers of Woori Bank and its subsidiaries
Credit card	Credit card, cash services, card loans and accompanying business of Woori Card Co., Ltd.
Capital	Installments, loans including lease financing, and accompanying business of Woori Financial Capital Co., Ltd.
Investment securities	Securities operation, sale of financial instruments, project financing and other related activities for investment securities of Woori Investment Securities Co., Ltd.
Others	Woori Financial Group Inc., Woori Asset Trust Co., Ltd., Woori Asset Management Corp., Ltd., Woori Financial F&I Co., Ltd., Woori Savings Bank., Woori Credit Information Co., Ltd., Woori Fund Services Co., Ltd., Woori Private Equity Asset Management Co., Ltd., Woori FIS Co., Ltd. and Woori Finance Research Institute, Woori Venture Partners Co., Ltd.

Reconciliation of operating profit loss from segments to consolidated
(2) The composition of each organization’s sectors for the years ended December 31, 2022, 2023 and 2024 are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2022
	Banking	Credit card	Capital	Investment banking	Others (*1)	Sub-total	Other adjustments (*2)	Internal adjustments (*3)	Consolidated Adjustments (*4)	Total
Net interest income	6,603,834	675,250	376,133	117,867	73,800	7,846,884	34,307	817,543	(2,155)	8,696,579
Non-interest income(expense)	1,520,576	110,888	83,428	82,885	1,750,203	3,547,980	17,498	(761,029)	(1,655,342)	1,149,107
Impairment losses due to credit loss	(426,552)	(238,607)	(107,906)	(16,491)	(38,319)	(827,875)	—	(57,992)	595	(885,272)
General and administrative expense	(3,914,672)	(262,525)	(99,872)	(61,631)	(493,502)	(4,832,202)	(409)	—	302,721	(4,529,890)

Net operating income(expense)	3,783,186	285,006	251,783	122,630	1,292,182	5,734,787	51,396	(1,478)	(1,354,181)	4,430,524

Share of gain of associates	73,958	—	1,430	334	2,173	77,895	(182)	—	(7,717)	69,996
Other non-operating expense	67,759	(6,373)	(1,835)	(1,399)	(2,386)	55,766	2,371	1,478	(12,565)	47,050

Non-operating income(expense)	141,717	(6,373)	(405)	(1,065)	(213)	133,661	2,189	1,478	(20,282)	117,046

Net income(expense) before tax	3,924,903	278,633	251,378	121,565	1,291,969	5,868,448	53,585	—	(1,374,463)	4,547,570
Tax expense	(976,402)	(73,869)	(68,050)	(29,771)	(26,739)	(1,174,831)	—	—	(3,665)	(1,178,496)

Net income(loss)	2,948,501	204,764	183,328	91,794	1,265,230	4,693,617	53,585	—	(1,378,128)	3,369,074

Total assets	443,340,979	16,118,967	12,581,473	5,657,191	28,059,619	505,758,229	2,019,322	—	(27,303,155)	480,474,396

Investment in associate	917,581	—	40,987	6,548	22,427,853	23,392,969	29,658	—	(22,116,991)	1,305,636
Other assets	442,423,398	16,118,967	12,540,486	5,650,643	5,631,766	482,365,260	1,989,664	—	(5,186,164)	479,168,760

Total liabilities	417,583,793	13,692,456	11,040,754	4,982,410	4,146,997	451,446,410	50,762	—	(2,650,118)	448,847,054

(*1)
Other segments include gains and losses from Woori Financial Group Inc., Woori Asset Trust Co., Ltd., Woori Savings Bank, Woori Asset Management Corp., Woori Financial F&I Co., Ltd., Woori Credit Information Co., Ltd., Woori Fund Service Co., Ltd., Woori Private Equity Asset Management Co., Ltd., Woori Global Asset Management Co., Ltd., Woori FIS Co., Ltd. and Woori Finance Research Institute.

(*2)	Other segments includes the funds subject to Group’s consolidation not included in the reporting segment.
(*3)
Internal reconciliation includes the adjustment of deposit insurance premiums of KRW 423,834 million and fund contribution fees of KRW 402,057 million from net interest income expenses to non-interest income expenses in order to present the profit and loss adjustment between reporting divisions in accordance with management accounting standards as profit and loss in accordance with accounting standards

(*4)
Consolidation adjustments include the elimination of KRW 300,297 million of internal transactions between Woori FIS Co., Ltd., the group’s IT service agency, and affiliates, and the removal of KRW 1,272,393 million of dividends received by the holding company from its subsidiaries.

	For the year ended December 31, 2023
	Banking	Credit card	Capital	Investment banking	Others (*1)	Sub-total	Other adjustments (*2)	Internal adjustments (*3)	Consolidated Adjustments (*4)	Total
Net interest income	6,535,929	667,053	324,013	100,041	115,089	7,742,125	79,401	917,949	3,065	8,742,540
Non-interest income(expense)	1,475,139	121,593	129,347	44,595	2,011,486	3,782,160	14,475	(740,918)	(1,960,879)	1,094,838
Impairment losses due to credit loss	(894,827)	(355,879)	(188,682)	(160,182)	(119,684)	(1,719,254)	—	(177,384)	1,722	(1,894,916)
General and administrative expense	(3,799,282)	(285,308)	(96,469)	(51,496)	(556,427)	(4,788,982)	(823)	—	346,372	(4,443,433)

Net operating income(expense)	3,316,959	147,459	168,209	(67,042)	1,450,464	5,016,049	93,053	(353)	(1,609,720)	3,499,029

Share of gain of associates	88,788	—	395	236	3,373	92,792	(143)	—	17,182	109,831
Other non-operating expense	(76,312)	(4,163)	(2,106)	(990)	(972)	(84,543)	3,153	353	(10,370)	(91,407)

Non-operating income(expense)	12,476	(4,163)	(1,711)	(754)	2,401	8,249	3,010	353	6,812	18,424

Net income(expense) before tax	3,329,435	143,296	166,498	(67,796)	1,452,865	5,024,298	96,063	—	(1,602,908)	3,517,453
Tax expense	(814,354)	(31,232)	(38,662)	14,423	(31,833)	(901,658)	—	—	11,099	(890,559)

Net income(loss)	2,515,081	112,064	127,836	(53,373)	1,421,032	4,122,640	96,063	—	(1,591,809)	2,626,894

Total assets	458,017,067	17,491,193	12,417,338	6,375,625	29,725,013	524,026,236	2,846,897	—	(28,868,197)	498,004,936

Investment in associate	1,029,697	—	34,613	4,783	23,882,409	24,951,502	26,302	—	(23,182,434)	1,795,370
Other assets	456,987,370	17,491,193	12,382,725	6,370,842	5,842,604	499,074,734	2,820,595	—	(5,685,763)	496,209,566

Total liabilities	431,313,615	14,830,408	10,796,683	5,273,890	4,424,086	466,638,682	118,442	—	(2,149,678)	464,607,446

(*1)
Other segments include gains and losses from Woori Financial Group Inc., Woori Asset Trust Co., Ltd., Woori Savings Bank, Woori Asset Management Corp., Woori Financial F&I Co., Ltd., Woori Credit Information Co., Ltd., Woori Fund Service Co., Ltd., Woori Private Equity Asset Management Co., Ltd., Woori Global Asset Management Co., Ltd., Woori FIS Co., Ltd., Woori Finance Research Institute and Woori Venture Partners Co., Ltd.

(*2)	Other segments includes the funds subject to Group’s consolidation not included in the reporting segment.
(*3)
Internal reconciliation includes the adjustment of deposit insurance premiums of KRW 464,213 million and fund contribution fees of KRW 453,805 million from net interest income expenses to non-interest income expenses in order to present the profit and loss adjustment between reporting divisions in accordance with management accounting standards as profit and loss in accordance with accounting standards

(*4)
Consolidation adjustments include the elimination of KRW 343,810 million of internal transactions between Woori FIS Co., Ltd., the group’s IT service agency, and affiliates, and the removal of KRW 1,482,956 million of dividends received by the holding company from its subsidiaries.

	For the year ended December 31, 2024
	Banking (*1)	Credit card	Capital	Investment securities	Others (*2)	Sub-total	Other adjustments (*3)	Internal adjustments (*4)	Consolidated Adjustments (*5)	Total
Net interest income	6,542,449	706,130	231,596	106,558	129,900	7,716,633	126,600	1,042,561	542	8,886,336
Non-interest income(expense)	1,944,528	192,194	144,097	51,629	1,578,890	3,911,338	70,545	(769,593)	(1,658,168)	1,554,122
Impairment losses due to credit loss	(670,753)	(403,805)	(84,017)	(91,351)	(176,511)	(1,426,437)	(13,884)	(273,889)	(2,085)	(1,716,295)
General and administrative expense	(3,746,916)	(302,067)	(103,870)	(74,191)	(420,370)	(4,647,414)	(1,104)	—	179,545	(4,468,973)

Net operating income(expense)	4,069,308	192,452	187,806	(7,355)	1,111,909	5,554,120	182,157	(921)	(1,480,166)	4,255,190

Share of gain (loss) of associates	44,067	—	(1,262)	215	5,316	48,336	(4)	—	27,933	76,265
Other non-operating income(expense)	(104,388)	(4,053)	(2,579)	7,476	10,440	(93,104)	8,535	921	(24,960)	(108,608)

Non-operating income(expense)	(60,321)	(4,053)	(3,841)	7,691	15,756	(44,768)	8,531	921	2,973	(32,343)

Net income(expense) before tax	4,008,987	188,399	183,965	336	1,127,665	5,509,352	190,688	—	(1,477,193)	4,222,847
Tax expense	(962,051)	(40,349)	(42,547)	2,216	(17,756)	(1,060,487)	—	—	9,109	(1,051,378)

Net income(loss)	3,046,936	148,050	141,418	2,552	1,109,909	4,448,865	190,688	—	(1,468,084)	3,171,469

Total assets	485,888,941	16,613,482	12,770,681	7,186,431	30,774,925	553,234,460	3,565,728	—	(31,046,868)	525,753,320

Investment in associate	1,067,880	—	32,207	3,297	24,475,044	25,578,428	7,347	—	(23,836,965)	1,748,810
Other assets	484,821,061	16,613,482	12,738,474	7,183,134	6,299,881	527,656,032	3,558,381	—	(7,209,903)	524,004,510

Total liabilities	456,944,053	13,828,816	11,045,686	6,041,109	4,919,608	492,779,272	73,587	—	(2,994,808)	489,858,051

(*1)	The banking sector includes banks and their consolidated subsidiaries (such as overseas subsidiaries).
(*2)
Other segments includes Woori Financial Group Inc., Woori Asset Trust Co., Ltd., Woori Savings Bank, Woori Asset Management Corp., Woori Financial F&I Co., Ltd., Woori Credit Information Co., Ltd., Woori Fund Service Co., Ltd., Woori Private Equity Asset Management Co., Ltd., Woori FIS Co., Ltd., Woori Finance Research Institute and Woori Venture Partners Co., Ltd.

(*3)	Other adjustments includes the funds subject to Group’s consolidation not included in the reporting segment.
(*4)
Internal adjustments includes the adjustment of deposit insurance premiums of 509,832 million Won and fund contribution fees of 533,335 million Won from net interest income expenses to non-interest
income expenses in order to present the profit and loss adjustment between reporting divisions in accordance with management accounting standards as profit and loss in accordance with accounting standards.

(*5)
Consolidation adjustments include the elimination of 175,437 million Won of internal transactions between Woori FIS Co., Ltd., the group’s IT service agency, and affiliates, and the removal of 1,208,522 million Won of dividends received by the holding company from its subsidiaries.

Operating income or loss and major non-current assets from external customers
(3) Operating profit or loss from external customers for the years ended December 31, 2022, 2023 and 2024 are as follows (Unit: Korean Won in millions):

	For the years ended December 31
Details	2022	2023	2024
Domestic	3,835,809	3,055,926	3,767,897
Foreign	594,715	443,103	487,293

Total	4,430,524	3,499,029	4,255,190

Major non-current assets from external customers
(4) Major non-current assets as of December 31, 2023 and 2024 are as follows (Unit: Korean Won in millions):

Details (*)	December 31, 2023 (*)	December 31, 2024 (*)
Domestic	5,804,919	6,068,817
Foreign	636,820	592,768

Total	6,441,739	6,661,585

(*)	Major non-current assets included joint ventures and related business investments, investment properties, premises equipment, and intangible assets.